Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.9%
General Obligation Bonds - 23.1%
2,225,000	Anne Arundel County Maryland	5.00%	04/01/2022	2,428,988
1,265,000	Anne Arundel County Maryland	5.00%	10/01/2026	1,532,117
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,933,437
1,000,000	Baltimore County Maryland	5.00%	08/01/2030	1,168,220
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	5,806,200
1,080,000	Baltimore, Maryland	5.00%	10/15/2032	1,343,801
3,145,000	Maryland State	5.00%	08/01/2023	3,583,350
1,945,000	Maryland State	5.00%	08/01/2023	2,148,914
2,400,000	Maryland State	5.00%	08/01/2024	2,817,960
1,400,000	Maryland State	5.00%	08/01/2031	1,792,378
3,000,000	Montgomery County Maryland	5.00%	12/01/2019	3,018,300
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,742,800
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,730,500
1,485,000	Wicomico County Maryland	4.00%	11/01/2020	1,528,852
2,040,000	Wicomico County Maryland	4.00%	11/01/2021	2,155,362
				42,731,179
Revenue Bonds - 75.8%
3,300,000	Austin, Texas	7.88%	09/01/2026	3,435,861
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,236,770
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,636,628
520,000	Baltimore, Maryland	5.00%	06/15/2030	589,940
2,255,000	Baltimore, Maryland	5.00%	09/01/2031	2,668,003
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,143,530
670,000	Baltimore, Maryland	5.00%	06/15/2033	752,403
1,150,000	Baltimore, Maryland	5.00%	09/01/2033	1,344,833
1,000,000	Baltimore, Maryland	4.00%	07/01/2034	1,160,930
2,350,000	Baltimore, Maryland	5.00%	09/01/2039	2,694,040
1,000,000	Denver County Colorado	5.00%	10/01/2032	1,095,740
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,740,216
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,147,810
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	5,825,882
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,261,948
2,260,000	Frederick County Maryland	5.50%	07/01/2040	2,310,127
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,150,700
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,276,880
2,500,000	Health & Educational Facilities Authority of the State of Missouri#	2.75%	06/01/2020	2,500,000
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,188,620
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	1,042,190
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,032,821
5,000,000	Maryland Economic Development Corp.	5.00%	06/01/2026	5,297,050
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	755,356
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	433,020
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	941,409
1,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	1,337,921
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,732,650
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,626,040
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,128,977
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	2,127,423
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	514,910
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	566,320
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	543,520
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,681,551
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,074,740
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,774,260
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,156,767
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	499,619
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,884,500
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,851,480
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,306,050
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	109,727
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,217,066
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	328,167
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,224,112
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	294,712
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,440,375
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,259,237
15,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	15,011
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,298
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	503,900
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,414,452
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,749,255
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,477,962
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,508,596
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,632,248
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,092,150
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,571,366
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	4,958,110
2,525,000	Maryland Water Quality Financing Administration	5.00%	03/01/2020	2,564,138
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2039	1,855,755
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,256,835
3,640,000	New York Transportation Development Corp.	5.00%	08/01/2026	3,827,023
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,214,000
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,228,720
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,095,209
9,288,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue+	4.24%	07/01/2031	6,401,940
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,120,410
4,335,000	University System of Maryland	5.00%	04/01/2022	4,735,814
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,563,261
				140,329,284
Total Municipal Bonds (Cost $176,592,775)				183,060,463

Shares
Short-Term Investments - 0.3%
Money Market Funds - 0.3%
522,035	First American Government Obligations Fund - Class Z, 1.83%*			522,035
Total Short-Term Investments (Cost $522,035)				522,035
Total Investments - 99.2% (Cost $177,114,810)				183,582,498
Other Assets in Excess of Liabilities - 0.8%				1,515,992
NET ASSETS - 100.0%				$185,098,490

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.